Gator Capital Long/Short Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS — LONG — 92.98% Shares Fair Value
Banks — 31.39%
Axos Financial, Inc.
(a)
10,000 $ 481,200
Bridgewater Bancshares, Inc.
(a)
24,000 373,440
Citizens Financial Group, Inc. 10,000 433,200
ConnectOne Bancorp, Inc. 9,400 223,438
Dime Community Bancshares, Inc. 7,063 210,619
Financial Institutions, Inc. 4,520 111,689
First BanCorp. 62,800 844,660
First Business Financial Services, Inc. 7,500 268,500
First Citizens BancShares, Inc., Class A 471 366,287
First Internet Bancorp 10,000 262,900
Meridian Bancorp, Inc. 6,344 202,056
OFG Bancorp 24,700 699,257
Popular, Inc. 7,000 480,480
Republic First Bancorp, Inc.
(a)
52,716 115,975
Webster Financial Corp. 11,000 579,150
Western Alliance Bancorp 9,900 746,163
6,399,014
Casinos & Gaming — 2.55%
Las Vegas Sands Corp.
(a)
6,000 354,000
Melco Resorts & Entertainment Ltd. - ADR
(a)
12,000 163,920
517,920
Coal Mining — 1.43%
SunCoke Energy, Inc. 32,000 291,520
Communications Equipment — 0.46%
Juniper Networks, Inc. 2,900 93,670
Computer Hardware & Storage — 1.27%
Dell Technologies, Inc., Class C 4,000 162,480
Hewlett Packard Enterprise Co. 6,000 96,780
259,260
Consumer Finance — 8.85%
Navient Corp. 20,000 379,400
OneMain Holdings, Inc. 12,500 539,250
SLM Corp. 24,000 421,680
Synchrony Financial 12,600 462,798
1,803,128
Data & Transaction Processors — 2.14%
Visa, Inc., Class A 1,900 437,399
Diversified Banks — 3.30%
Barclays PLC, Sponsored - ADR 72,500 672,800
Film & T V — 1.92%
Warner Bros. Discovery, Inc.
(a)
26,500 392,730
Health Care Supplies — 0.07%
Neogen Corp.
(a)
670 14,345

Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — LONG — 92.98% - continued Shares Fair Value
Hotel REITs — 1.52%
Park Hotels & Resorts, Inc. 21,000 $ 308,910
Infrastructure Software — 1.06%
VMware, Inc., Class A
(a)
1,762 215,792
Insurance Brokers & Services — 0.19%
Kingstone Cos., Inc. 22,629 38,017
Internet Media & Services — 1.47%
Meta Platforms, Inc., Class A
(a)
2,000 297,940
Investment Companies — 1.49%
BBX Capital, Inc.
(a)
32,801 303,409
Life Insurance — 10.20%
Genworth Financial, Inc., Class A
(a)
184,500 1,018,440
Jackson Financial, Inc., Class A 24,100 1,061,363
2,079,803
Local TV & Radio Broadcast — 0.11%
Audacy, Inc.
(a)
68,000 21,842
Mortgage Finance — 2.97%
PennyMac Financial Services, Inc. 9,000 606,780
P&C Insurance — 3.31%
NMI Holdings, Inc., Class A
(a)
29,000 673,670
Private Equity — 6.80%
The Carlyle Group, Inc. 20,000 719,400
Victory Capital Holdings, Inc., Class A 22,500 666,900
1,386,300
Real Estate Services — 2.50%
Anywhere Real Estate, Inc.
(a)
60,000 508,800
Steel Producers — 1.99%
United States Steel Corp. 14,250 405,983
Wealth Management — 5.99%
Ameriprise Financial, Inc. 2,500 875,300
Virtus Investment Partners, Inc. 1,600 343,808
1,219,108
Total Common Stocks — Long— (Cost $14,994,827) 18,948,140
PREFERRED STOCKS — LONG — 0.34%
Specialty Finance — 0.34%
Federal National Mortgage Association
(a)
9,625 34,169
Federal National Mortgage Association, Series R, 7.63%
(a)
20,250 35,640
Total Preferred Stocks — Long— (Cost $176,270) 69,809
WARRANTS — LONG — 0.13%
Ampco-Pittsburgh Corp., Expires 08/01/25, Strike Price $6 91,000 27,209
Total Warrants — Long— (Cost $27,297) 27,209

Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
MONEY MARKET FUNDS - 7.32% Shares Fair Value
First American Treasury Obligations Fund - Class X, 4.24%
(b)
1,491,518 $ 1,491,518
Total Money Market Funds (Cost $1,491,518) 1,491,518
Total Investments — 138.92% (Cost $24,465,282) 28,312,046
Liabilities in Excess of Other Assets — (38.92)% (7,931,636)
NET ASSETS — 100.00% $ 20,380,410
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.
ADR - American Depositary Receipt.

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
January 31, 2023 - (Unaudited)
COMMON STOCKS — SHORT — (37.76)% Shares Fair Value
Application Software — (0.03)%
Root, Inc.
(a)
(1,055) $ (6,203)
Automobiles — (0.51)%
Tesla, Inc.
(a)
(600) (103,932)
Banks — (19.24)%
Bank of Hawaii Corp. (3,600) (275,364)
Capitol Federal Financial, Inc. (27,000) (225,990)
City Holding Co. (883) (83,700)
Commerce Bancshares, Inc. (4,520) (300,851)
Community Bank System, Inc. (2,700) (155,817)
First Financial Bankshares, Inc. (6,250) (222,625)
First Republic Bank (3,100) (436,728)
Flushing Financial Corp. (20,300) (389,557)
Northwest Bancshares, Inc. (9,142) (129,268)
Park National Corp. (1,700) (212,925)
Renasant Corp. (11,800) (419,844)
Seacoast Banking Corp. of Florida (8,500) (272,935)
Stock Yards Bancorp, Inc. (3,200) (191,872)
United Bankshares, Inc. (15,100) (607,020)
(3,924,496)
Catalog & TV Based Retailers — (0.40)%
Warby Parker, Inc., Class A
(a)
(5,000) (80,750)
Commercial Vehicles — (0.13)%
Nikola Corp.
(a)
(10,000) (27,100)
Industrial Wholesale & Rental — (2.60)%
SiteOne Landscape Supply, Inc.
(a)
(3,500) (530,285)
Infrastructure Software — (0.07)%
Upstart Holdings, Inc.
(a)
(800) (14,944)
Internet Media & Services — (0.55)%
Opendoor Technologies, Inc.
(a)
(50,800) (111,252)
Multi Asset Class REITs — (2.40)%
Vornado Realty Trust (20,000) (487,801)
Non-Alcoholic Beverages — (0.19)%
Oatly Group AB - ADR
(a)
(15,651) (38,188)
Office REITs — (10.46)%
Boston Properties, Inc. (5,200) (387,608)
Corporate Office Properties Trust (15,000) (421,050)
Cousins Properties, Inc. (16,000) (438,720)
Empire State Realty Trust, Inc., Class A (56,000) (467,040)
JBG SMITH Properties (20,700) (416,898)
(2,131,316)
P&C Insurance — (0.12)%
Lemonade, Inc.
(a)
(1,442) (23,476)

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — SHORT — (37.76)% - continued Shares Fair Value
Packaged Food — (0.13)%
Beyond Meat, Inc.
(a)
(1,600) $ (26,288)
Real Estate Services — (0.93)%
Compass, Inc., Class A
(a)
(47,400) (190,547)
Total Common Stocks - Short (Proceeds Received $8,730,807) (7,696,578)
EXCHANGE-TRADED FUNDS — SHORT — (0.91)%
Exchange-Traded Funds — (0.91)%
Direxion Daily Financial Bear 3X Shares
(a)
(11,700) (184,860)
Total Exchange-Traded Funds (Proceeds Received $(499,663)) (184,860)
TOTAL SECURITIES SOLD SHORT - (38.67)% (Proceeds Received
$9,230,470) (7,881,438)
(a) Non-income producing security.
ADR - American Depositary Receipt.